UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akela Capital LLC

Address:  1001 Winstead Drive, Suite 455
          Cary, North Carolina 27513


13F File Number: 28-10861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony B. Bosco
Title:  Managing Member
Phone:  (919) 678-9006


Signature, Place and Date of Signing:

/s/ Anthony B. Bosco           Cary, North Carolina           February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total: $20,544
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                  Name
28-10862                              Akela Capital Master Fund, Ltd.


                        FORM 13F INFORMATION TABLE
                            December 31, 2005


COLUMN 1                    COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                         VALUE        SHRS OR   SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------          --------------      -----       --------      -------   ---  -----  ----------  --------  ----  ------  ----
AMERICAN TOWER CORP.    WARRANT 9/29/05     029912201     2254         6500                 DEFINED     1         SOLE
AMERICAN TOWER CORP.    WARRANT 9/29/05     029912201    18290        52748                 DEFINED     1         SOLE






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